Notes payable - Future Maturities (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Future maturities
2024	$ 39,478
2025	86,232
2026	475,024
2027	17
2028	2,111
2029 and thereafter	4,594
Total future debt obligations	$ 607,456